Fair Value (Assets Measured At Fair Value On A Non-Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held for Sale	$ 19.6	$ 731.1
Impaired loans	37.6	18.5
Total	57.2	749.6
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held for Sale	19.6	731.1
Impaired loans	37.6	18.5
Total	57.2	749.6
Total Gains And (Losses) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held for Sale	(1.8)	(59.4)
Impaired loans	(2.7)	(1.6)
Total	$ (4.5)	$ (61.0)